UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
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                                    FORM N-PX
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                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                      Aetos Capital Opportunities Fund, LLC

                  Investment Company Act File Number: 811-21728

                                   Registrant
                      Aetos Capital Opportunities Fund, LLC
                             c/o Aetos Capital, LLC
                                875 Third Avenue
                               New York, NY 10022
                                 (212)-201-2500

                           Principal Executive Offices
                                 James M. Allwin
                               Aetos Capital, LLC
                                875 Third Avenue
                               New York, NY 10022

                                Agent For Service
                          Leonard B. Mackey, Jr., Esq.
                             Clifford Chance US LLP
                               31 West 52nd Street
                               New York, NY 10019


                       Date of Fiscal Year End: January 31

             Date of Reporting Period: July 1, 2005 to June 30, 2006
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    The Registrant did not cast any proxy votes during the reporting period.
                Accordingly, there are no proxy votes to report.
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                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Aetos Capital Opportunities Fund, LLC

/s/  Scott D. Sawyer

Treasurer

Date:  August 17, 2006